Investments in Subsidiaries/Affiliates (Tables)	12 Months Ended
Mar. 31, 2019
Investments in and Advances to Affiliates

The following is a list of investments in affiliates as at March 31, 2019:

Company*	Type of Business	HDFC Bank Limited and Subsidiaries Investment		HDFC Bank Limited and Subsidiaries Ownership	Total HDFC Group Ownership
		(In millions)
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%

*

Computer Age Management Services Private Limited (“CAMS”) is no longer accounted for under the equity method of accounting. The total HDFC Group Ownership in this strategic investment is 12.5% of which HDFC Bank Limited and Subsidiary Ownership is 6.5%.

*

International Asset Reconstruction Company Private Limited (“IARC”) is no longer accounted for under the equity method of accounting. The total HDFC Bank Limited Ownership in this investment is 19.2%. There are no investments in this company either by the Bank’s subsidiaries or any other group companies.